Supplement to the
Fidelity® Sustainable Core Plus Bond ETF
December 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Brian Day as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,583	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Sustainable Core Plus Bond ETF ($12 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Sustainable Core Plus Bond ETF beneficially owned by Mr. Day was none.
The following table provides information relating to other accounts managed by Benjamin Harrison as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	22	4	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$13,234	$1,977	$370
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Sustainable Core Plus Bond ETF managed by Mr. Harrison ($1 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Sustainable Core Plus Bond ETF beneficially owned by Mr. Harrison was none.
The following table provides information relating to other accounts managed by Stacie Ware as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	22	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,621	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Sustainable Core Plus Bond ETF ($12 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Sustainable Core Plus Bond ETF beneficially owned by Ms. Ware was none.

CPB-SSTK-0725-101-1.9911687.101	July 3, 2025

Supplement to the
Fidelity® Sustainable Low Duration Bond ETF
December 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by John Mistovich as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	6	55
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$34,194	$24,448	$17,424
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Sustainable Low Duration Bond ETF ($4 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Sustainable Low Duration Bond ETF beneficially owned by Mr. Mistovich was none.

LDB-SSTK-0725-102-1.9909565.102	July 3, 2025

Supplement to the
Fidelity® Low Duration Bond ETF
December 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by John Mistovich as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	6	55
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$34,194	$24,448	$17,424
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Low Duration Bond ETF ($375 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Low Duration Bond ETF beneficially owned by Mr. Mistovich was none.

LOD-SSTK-0725-100-1.9920999.100	July 3, 2025

Supplement to the
Fidelity® Tactical Bond ETF
December 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

Jeffrey Moore no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Brian Day as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,583	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Tactical Bond ETF ($32 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Tactical Bond ETF beneficially owned by Mr. Day was none.
The following table provides information relating to other accounts managed by Celso Munoz as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	22	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,621	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Tactical Bond ETF ($32 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Tactical Bond ETF beneficially owned by Mr. Munoz was none.
The following table provides information relating to other accounts managed by Stacie Ware as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	22	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,621	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Tactical Bond ETF ($32 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Tactical Bond ETF beneficially owned by Ms. Ware was none.

TBE-SSTK-0725-101-1.9912404.101	July 3, 2025

Supplement to the
Fidelity® Investment Grade Bond ETF and Fidelity® Investment Grade Securitized ETF
December 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

Jeff Moore no longer serves as Co-Portfolio Manager of Fidelity® Investment Grade Bond ETF.
The following information supplements information for Fidelity® Investment Grade Bond ETF found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Brian Day as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,583	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Investment Grade Bond ETF ($148 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Investment Grade Bond ETF beneficially owned by Mr. Day was none.
The following table provides information relating to other accounts managed by Celso Munoz as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	22	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,621	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Investment Grade Bond ETF ($148 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Investment Grade Bond ETF beneficially owned by Mr. Munoz was none.
The following table provides information relating to other accounts managed by Stacie Ware as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	22	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,621	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Investment Grade Bond ETF ($148 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Investment Grade Bond ETF beneficially owned by Ms. Ware was none.

FIE-FIG-SSTK-0725-101-1.9912394.101	July 3, 2025

Supplement to the
Fidelity® Low Duration Bond Factor ETF
December 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Mark Lande as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	30	23	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$197,707	$34,108	$5
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Low Duration Bond Factor ETF ($567 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Low Duration Bond Factor ETF beneficially owned by Mr. Lande was none.

LDE-SSTK-0725-102-1.9899264.102	July 3, 2025

Supplement to the
Fidelity® Corporate Bond ETF
December 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Steven Rolecek as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	7	27
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$6,350	$7,167	$9,940
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Corporate Bond ETF ($232 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Corporate Bond ETF beneficially owned by Mr. Rolecek was none.

T12-SSTK-0725-107-1.9862950.107	July 3, 2025

Supplement to the
Fidelity® Limited Term Bond ETF
December 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
Jared Beckerman serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Management Contract" section.
Jared Beckerman is Co-Portfolio Manager of Fidelity® Limited Term Bond ETF and receives compensation for those services. As of May 31, 2025, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.
The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity® Limited Term Bond ETF is based on the pre-tax investment performance of the portion of the fund's assets the portfolio manager manages measured against a composite index, the components of which are 85% ICE® BofA® 1-5 Year BB-B U.S. Cash Pay High Yield Constrained Index and 15% Morningstar® LSTA U.S. Performing Loans Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.
The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Jared Beckerman as of May 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	22	4	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$14,912	$2,585	$529
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Limited Term Bond ETF managed by Mr. Beckerman ($23 (in millions) assets managed).
As of May 31, 2025, the dollar range of shares of Fidelity® Limited Term Bond ETF beneficially owned by Mr. Beckerman was none.
The following table provides information relating to other accounts managed by John Mistovich as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	6	55
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$34,194	$24,448	$17,424
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Limited Term Bond ETF ($165 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Limited Term Bond ETF beneficially owned by Mr. Mistovich was none.

T13-SSTK-0725-106-1.9862951.106	July 3, 2025

Supplement to the
Fidelity® Total Bond ETF
December 30, 2024
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Brian Day as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,583	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Total Bond ETF ($15,034 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Total Bond ETF beneficially owned by Mr. Day was none.
The following table provides information relating to other accounts managed by Stacie Ware as of October 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	22	16	24
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$200,621	$26,899	$15,138
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® Total Bond ETF ($15,034 (in millions) assets managed).
As of October 31, 2024, the dollar range of shares of Fidelity® Total Bond ETF beneficially owned by Ms. Ware was none.

T14-SSTK-0725-108-1.9862952.108	July 3, 2025